Components of Share-based Compensation Expense for Share Options Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2012 Stock Options Cost of services USD ($)	Dec. 31, 2012 Stock Options Cost of services CNY	Dec. 31, 2011 Stock Options Cost of services CNY	Dec. 31, 2010 Stock Options Cost of services CNY	Dec. 31, 2012 Stock Options Research and product development expenses USD ($)	Dec. 31, 2012 Stock Options Research and product development expenses CNY	Dec. 31, 2011 Stock Options Research and product development expenses CNY	Dec. 31, 2010 Stock Options Research and product development expenses CNY	Dec. 31, 2012 Stock Options Sales and marketing expenses USD ($)	Dec. 31, 2012 Stock Options Sales and marketing expenses CNY	Dec. 31, 2011 Stock Options Sales and marketing expenses CNY	Dec. 31, 2010 Stock Options Sales and marketing expenses CNY	Dec. 31, 2012 Stock Options General and administrative expenses USD ($)	Dec. 31, 2012 Stock Options General and administrative expenses CNY	Dec. 31, 2011 Stock Options General and administrative expenses CNY	Dec. 31, 2010 Stock Options General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Share-based compensation expense	$ 19,244,136	119,892,890	29,335,181	33,289,216	$ 379,706	2,365,613	10,933,069	21,870,611	$ 43,403	270,407	562,225	612,529	$ 193,038	1,202,645	2,269,898	6,664,626	$ 31,760	197,871	199,684	60,891	$ 111,505	694,690	7,901,262	14,532,565
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					0.11%	0.11%			0.01%	0.01%			0.06%	0.06%			0.01%	0.01%			0.03%	0.03%